Condensed Parent Company Only Financial Information	12 Months Ended
Dec. 31, 2013
Condensed Parent Company Only Financial Information
Note 25. Condensed Parent Company Only Financial Information

The condensed financial position as of December 31, 2013 and 2012 and the condensed results of operations and cash flows for each of the years in the three-year period ended December 31, 2013, of Eastern Virginia Bankshares, Inc., parent company only, are presented below:

Condensed Balance Sheets
December 31, 2013 and 2012
(dollars in thousands)

	2013	2012
Assets
Cash on deposit with subsidiary	$35,168	$2,994
Investment in subsidiaries	107,039	106,523
Deferred income taxes, net	232	755
Prepaid benefit cost	520	—
Other assets	1,393	1,587
Total assets	$144,352	$111,859
Liabilities and Shareholders' Equity
Trust preferred debt	$10,310	$10,310
Accrued benefit cost	—	1,019
Other liabilities	1,093	819
Total shareholders’ equity	132,949	99,711
Total liabilities and shareholders’ equity	$144,352	$111,859

Condensed Statements of Operations
Years Ended December 31, 2013, 2012 and 2011
(dollars in thousands)

	2013	2012	2011
Income:
Interest on deposit with subsidiary	$123	$19	$32
Interest on subordinated debt	—	—	321
Total income	123	19	353
Expenses:
Interest on trust preferred debt	352	361	332
Professional fees	275	295	344
Other	204	169	162
Total expenses	831	825	838
Loss before income tax benefit and equity in undistributed net income (loss) of subsidiary	(708)	(806)	(485)
Income tax benefit	(241)	(274)	(165)
Loss before equity in undistributed net income (loss) of subsidiary	(467)	(532)	(320)
Equity in undistributed net income (loss) of subsidiary	(2,165)	3,984	2,097
Net income (loss)	$(2,632)	$3,452	$1,777

Condensed Statements of Cash Flows
Years Ended December 31, 2013, 2012 and 2011
(dollars in thousands)

	2013	2012	2011
Operating activities:
Net income (loss)	$(2,632)	$3,452	$1,777
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Equity in undistributed net (income) loss of subsidiary	2,165	(3,984)	(2,097)
Stock based compensation	32	53	110
Net change in:
Other assets	194	(844)	(320)
Other liabilities	273	358	282
Net cash provided by (used in) operating activities	32	(965)	(248)
Investing activities:
Subordinated debt to subsidiary	—	—	11,000
Increase in investment in subsidiary	(13,000)	—	(11,000)
Net cash used in investing activities	(13,000)	—	—
Financing activities:
Issuance of common stock under dividend reinvestment and employee stock plans	—	37	80
Director stock grant	32	23	22
Net proceeds from issuance of common stock in private placements and rights offering	23,550	—	—
Net proceeds from issuance of preferred stock in private placements	21,560	—	—
Net cash provided by financing activities	45,142	60	102
Net increase (decrease) in cash on deposit with subsidiary	32,174	(905)	(146)
Cash on deposit with subsidiary, January 1	2,994	3,899	4,045
Cash on deposit with subsidiary, December 31	$35,168	$2,994	$3,899